Distribution Date:	04/17/23	Morgan Stanley Capital I Trust 2017-HR2
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2017-HR2
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691NAA3	2.330000%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691NAB1	3.345000%	114,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691NAC9	3.509000%	26,300,000.00	24,916,351.79	397,964.10	72,859.57	0.00	0.00	470,823.67	24,518,387.69	34.95%	30.00%
A-3	61691NAD7	3.330000%	235,000,000.00	232,960,105.50	8,501.84	646,464.29	0.00	0.00	654,966.13	232,951,603.66	34.95%	30.00%
A-4	61691NAE5	3.587000%	269,015,000.00	269,015,000.00	0.00	804,130.67	0.00	0.00	804,130.67	269,015,000.00	34.95%	30.00%
A-S	61691NAH8	3.890000%	58,922,000.00	58,922,000.00	0.00	191,005.48	0.00	0.00	191,005.48	58,922,000.00	27.67%	23.75%
B	61691NAJ4	4.061000%	48,315,000.00	48,315,000.00	0.00	163,506.01	0.00	0.00	163,506.01	48,315,000.00	21.70%	18.63%
C	61691NAK1	4.463556%	48,315,000.00	48,315,000.00	0.00	179,713.91	0.00	0.00	179,713.91	48,315,000.00	15.73%	13.50%
D	61691NAN5	2.730000%	31,110,000.00	31,110,000.00	0.00	70,775.25	0.00	0.00	70,775.25	31,110,000.00	11.88%	10.20%
E-RR	61691NAR6	4.463556%	23,097,000.00	23,097,000.00	0.00	85,912.29	0.00	0.00	85,912.29	23,097,000.00	9.03%	7.75%
F-RR	61691NAT2	4.463556%	15,320,000.00	15,320,000.00	0.00	56,984.73	0.00	0.00	56,984.73	15,320,000.00	7.13%	6.13%
G-RR	61691NAV7	4.463556%	11,784,000.00	11,784,000.00	0.00	43,832.12	0.00	0.00	43,832.12	11,784,000.00	5.68%	4.88%
H-RR	61691NAX3	4.463556%	10,606,000.00	10,606,000.00	0.00	39,450.39	0.00	0.00	39,450.39	10,606,000.00	4.37%	3.75%
J-RR	61691NAZ8	4.463556%	35,353,074.00	35,353,074.00	0.00	129,307.05	0.00	0.00	129,307.05	35,353,074.00	0.00%	0.00%
V	61691NBB0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691NBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			942,737,074.00	809,713,531.29	406,465.94	2,483,941.76	0.00	0.00	2,890,407.70	809,307,065.35

X-A	61691NAF2	0.993874%	659,915,000.00	526,891,457.29	0.00	436,386.54	0.00	0.00	436,386.54	526,484,991.35
X-B	61691NAG0	0.496513%	107,237,000.00	107,237,000.00	0.00	44,370.43	0.00	0.00	44,370.43	107,237,000.00
X-D	61691NAL9	1.733556%	31,110,000.00	31,110,000.00	0.00	44,942.43	0.00	0.00	44,942.43	31,110,000.00
Notional SubTotal			798,262,000.00	665,238,457.29	0.00	525,699.40	0.00	0.00	525,699.40	664,831,991.35

Deal Distribution Total					406,465.94	3,009,641.16	0.00	0.00	3,416,107.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691NAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691NAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691NAC9	947.38980190	15.13171483	2.77032586	0.00000000	0.00000000	0.00000000	0.00000000	17.90204068	932.25808707
A-3	61691NAD7	991.31959787	0.03617804	2.75091187	0.00000000	0.00000000	0.00000000	0.00000000	2.78708991	991.28341983
A-4	61691NAE5	1,000.00000000	0.00000000	2.98916666	0.00000000	0.00000000	0.00000000	0.00000000	2.98916666	1,000.00000000
A-S	61691NAH8	1,000.00000000	0.00000000	3.24166661	0.00000000	0.00000000	0.00000000	0.00000000	3.24166661	1,000.00000000
B	61691NAJ4	1,000.00000000	0.00000000	3.38416661	0.00000000	0.00000000	0.00000000	0.00000000	3.38416661	1,000.00000000
C	61691NAK1	1,000.00000000	0.00000000	3.71962972	0.00000000	0.00000000	0.00000000	0.00000000	3.71962972	1,000.00000000
D	61691NAN5	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
E-RR	61691NAR6	1,000.00000000	0.00000000	3.71962982	0.00000000	0.00000000	0.00000000	0.00000000	3.71962982	1,000.00000000
F-RR	61691NAT2	1,000.00000000	0.00000000	3.71962990	0.00000000	0.00000000	0.00000000	0.00000000	3.71962990	1,000.00000000
G-RR	61691NAV7	1,000.00000000	0.00000000	3.71963001	0.00000000	0.00000000	0.00000000	0.00000000	3.71963001	1,000.00000000
H-RR	61691NAX3	1,000.00000000	0.00000000	3.71962946	0.00000000	0.00000000	0.00000000	0.00000000	3.71962946	1,000.00000000
J-RR	61691NAZ8	1,000.00000000	0.00000000	3.65759000	0.06203958	1.73663201	0.00000000	0.00000000	3.65759000	1,000.00000000
V	61691NBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691NBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691NAF2	798.42321707	0.00000000	0.66127689	0.00000000	0.00000000	0.00000000	0.00000000	0.66127689	797.80728026
X-B	61691NAG0	1,000.00000000	0.00000000	0.41376046	0.00000000	0.00000000	0.00000000	0.00000000	0.41376046	1,000.00000000
X-D	61691NAL9	1,000.00000000	0.00000000	1.44462970	0.00000000	0.00000000	0.00000000	0.00000000	1.44462970	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	72,859.57	0.00	72,859.57	0.00	0.00	0.00	72,859.57	0.00
A-3	03/01/23 - 03/30/23	30	0.00	646,464.29	0.00	646,464.29	0.00	0.00	0.00	646,464.29	0.00
A-4	03/01/23 - 03/30/23	30	0.00	804,130.67	0.00	804,130.67	0.00	0.00	0.00	804,130.67	0.00
X-A	03/01/23 - 03/30/23	30	0.00	436,386.54	0.00	436,386.54	0.00	0.00	0.00	436,386.54	0.00
X-B	03/01/23 - 03/30/23	30	0.00	44,370.43	0.00	44,370.43	0.00	0.00	0.00	44,370.43	0.00
X-D	03/01/23 - 03/30/23	30	0.00	44,942.43	0.00	44,942.43	0.00	0.00	0.00	44,942.43	0.00
A-S	03/01/23 - 03/30/23	30	0.00	191,005.48	0.00	191,005.48	0.00	0.00	0.00	191,005.48	0.00
B	03/01/23 - 03/30/23	30	0.00	163,506.01	0.00	163,506.01	0.00	0.00	0.00	163,506.01	0.00
C	03/01/23 - 03/30/23	30	0.00	179,713.91	0.00	179,713.91	0.00	0.00	0.00	179,713.91	0.00
D	03/01/23 - 03/30/23	30	0.00	70,775.25	0.00	70,775.25	0.00	0.00	0.00	70,775.25	0.00
E-RR	03/01/23 - 03/30/23	30	0.00	85,912.29	0.00	85,912.29	0.00	0.00	0.00	85,912.29	0.00
F-RR	03/01/23 - 03/30/23	30	0.00	56,984.73	0.00	56,984.73	0.00	0.00	0.00	56,984.73	0.00
G-RR	03/01/23 - 03/30/23	30	0.00	43,832.12	0.00	43,832.12	0.00	0.00	0.00	43,832.12	0.00
H-RR	03/01/23 - 03/30/23	30	0.00	39,450.39	0.00	39,450.39	0.00	0.00	0.00	39,450.39	0.00
J-RR	03/01/23 - 03/30/23	30	58,982.60	131,500.34	0.00	131,500.34	2,193.29	0.00	0.00	129,307.05	61,395.28
Totals			58,982.60	3,011,834.45	0.00	3,011,834.45	2,193.29	0.00	0.00	3,009,641.16	61,395.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,416,107.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,029,183.71	Master Servicing Fee	10,480.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,702.33
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.63
ARD Interest	0.00	Operating Advisor Fee	1,304.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	223.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,029,183.71	Total Fees	17,349.31

Principal		Expenses/Reimbursements
Scheduled Principal	406,465.94	Reimbursement for Interest on Advances	2,193.29
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	406,465.94	Total Expenses/Reimbursements	2,193.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,009,641.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	406,465.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,416,107.10
Total Funds Collected	3,435,649.65	Total Funds Distributed	3,435,649.70

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	809,713,532.25	809,713,532.25	Beginning Certificate Balance	809,713,531.29
(-) Scheduled Principal Collections	406,465.94	406,465.94	(-) Principal Distributions	406,465.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	809,307,066.31	809,307,066.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	809,723,884.03	809,723,884.03	Ending Certificate Balance	809,307,065.35
Ending Actual Collateral Balance	809,307,066.31	809,307,066.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.96)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.96)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP
10,000,000 or less	12	80,722,899.80	9.97%	55	4.6928	1.891831	1.40 or less	10	135,637,481.96	16.76%	56	4.6834	1.302396
10,000,001 to 20,000,000	11	159,210,070.54	19.67%	55	4.4567	2.152294	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	9	232,055,172.94	28.67%	56	4.3351	2.025656	1.51 to 1.60	1	5,500,000.00	0.68%	56	4.5500	1.585000
30,000,001 to 40,000,000	4	130,847,101.80	16.17%	56	4.3271	3.785454	1.61 to 1.80	2	24,582,473.31	3.04%	53	4.4030	1.698595
40,000,001 to 55,000,000	2	100,800,000.00	12.46%	56	4.0497	2.200644	1.81 to 2.00	4	110,900,000.00	13.70%	56	4.3424	1.876751
55,000,001 to 65,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	70,874,907.22	8.76%	56	4.4579	2.127397
65,000,001 or greater	1	92,000,000.00	11.37%	56	4.1750	3.945200	2.26 to 2.50	5	72,246,926.20	8.93%	55	4.3461	2.397824
Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807	2.51 or greater	12	375,893,456.39	46.45%	56	4.1842	3.421903
							Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP	Washington, DC	1	25,500,000.00	3.15%	56	4.3300	1.964300
Arizona	1	2,721,193.42	0.34%	56	4.1750	3.945200	West Virginia	2	32,151,635.86	3.97%	56	4.5000	1.381312
California	12	103,313,659.77	12.77%	56	4.3268	2.528644	Totals	79	809,307,066.31	100.00%	56	4.3443	2.556807
Colorado	2	15,000,000.00	1.85%	56	4.6100	3.344300
									Property Type³
Connecticut	1	4,595,267.49	0.57%	56	4.1750	3.945200
Delaware	1	13,625,186.92	1.68%	55	4.5900	2.184800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	1	2,176,954.73	0.27%	56	4.1750	3.945200		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	24,175,276.43	2.99%	56	4.6473	2.901070	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP
Louisiana	1	14,500,000.00	1.79%	56	3.9000	2.331000	Lodging	8	98,449,286.33	12.16%	56	4.6325	2.164987
Maryland	1	10,600,000.00	1.31%	56	4.6150	1.939200	Mixed Use	4	97,300,000.00	12.02%	56	4.4814	2.009290
Massachusetts	1	3,615,637.86	0.45%	56	4.1750	3.945200	Multi-Family	2	32,151,635.86	3.97%	56	4.5000	1.381312
Michigan	3	87,927,717.93	10.86%	56	4.6253	3.958770	Office	8	157,720,656.43	19.49%	56	4.4123	3.570634
Minnesota	1	6,905,377.12	0.85%	55	4.6940	1.354100	Other	3	24,000,000.00	2.97%	56	4.2720	1.865900
Missouri	1	1,661,111.11	0.21%	56	4.1750	3.945200	Retail	12	278,004,386.15	34.35%	55	4.1599	2.110482
Nevada	5	83,673,415.64	10.34%	56	4.2436	2.589192	Self Storage	40	108,009,279.95	13.35%	56	4.2695	3.725605
New Jersey	9	92,641,937.97	11.45%	55	4.3177	2.186403	Totals	79	809,307,066.31	100.00%	56	4.3443	2.556807
New Mexico	2	3,719,753.09	0.46%	56	4.1750	3.945200
New York	8	72,368,930.04	8.94%	56	4.5483	1.925940
North Carolina	1	8,708,285.70	1.08%	56	5.0300	0.990900
Ohio	1	1,008,024.69	0.12%	56	4.1750	3.945200
Pennsylvania	4	41,592,798.35	5.14%	55	3.9957	2.867167
South Carolina	1	2,029,076.79	0.25%	56	5.4200	1.233700
Tennessee	7	13,266,118.84	1.64%	56	4.6580	2.843266
Texas	5	115,467,289.04	14.27%	56	3.9399	2.607089
Virginia	1	12,690,595.93	1.57%	56	4.6300	2.197100

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP
	4.4990% or less	17	511,373,927.59	63.19%	56	4.1533	2.584612	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9990%	19	267,853,515.17	33.10%	56	4.6447	2.631870	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	16,407,802.32	2.03%	56	5.1733	1.150973	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	39	795,635,245.08	98.31%	56	4.3397	2.570957
								Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP
	60 months or less	39	795,635,245.08	98.31%	56	4.3397	2.570957	Interest Only	20	548,730,000.00	67.80%	56	4.2320	2.652741
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	19	246,905,245.08	30.51%	56	4.5792	2.389198
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	13,671,821.23	1.69%	54	4.6112	NAP			No outstanding loans in this group
Underwriter's Information		2	57,200,000.00	7.07%	56	3.9983	2.429091
	12 months or less	36	736,406,168.29	90.99%	56	4.3633	2.585661
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,029,076.79	0.25%	56	5.4200	1.233700
	Totals	41	809,307,066.31	100.00%	56	4.3443	2.556807
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309470001	SS	Various	Various	Actual/360	4.175%	330,752.78	0.00	0.00	N/A	12/01/27	--	92,000,000.00	92,000,000.00	04/01/23
3	1751008	RT	Friendswood	TX	Actual/360	3.770%	162,319.44	0.00	0.00	N/A	12/01/27	--	50,000,000.00	50,000,000.00	04/01/23
3A	453011677				Actual/360	3.770%	97,391.67	0.00	0.00	N/A	12/01/27	--	30,000,000.00	30,000,000.00	04/01/23
4	304101935	MU	Las Vegas	NV	Actual/360	4.250%	109,791.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	04/06/23
4A	304101936				Actual/360	4.250%	99,544.44	0.00	0.00	N/A	12/06/27	--	27,200,000.00	27,200,000.00	04/06/23
5	309470005	RT	Totowa	NJ	Actual/360	4.325%	189,194.72	0.00	0.00	N/A	12/01/27	--	50,800,000.00	50,800,000.00	04/01/23
6	695100846	OF	Detroit	MI	Actual/360	4.603%	138,189.62	41,298.67	0.00	12/06/27	12/06/29	--	34,863,843.66	34,822,544.99	04/06/23
7	695100856	OF	Sacramento	CA	Actual/360	4.223%	116,606.56	41,289.53	0.00	N/A	12/06/27	--	32,065,846.34	32,024,556.81	04/06/23
8	309470008	OF	Detroit	MI	Actual/360	4.516%	124,440.89	0.00	0.00	N/A	12/06/27	--	32,000,000.00	32,000,000.00	04/06/23
9	304101922	RT	Philadelphia	PA	Actual/360	3.942%	108,624.00	0.00	0.00	N/A	11/01/27	--	32,000,000.00	32,000,000.00	04/01/23
10	309470010	RT	San Jose	CA	Actual/360	4.330%	100,672.50	0.00	0.00	N/A	12/01/27	--	27,000,000.00	27,000,000.00	04/01/23
11	304101924	LO	Washington DC	DC	Actual/360	4.330%	95,079.58	0.00	0.00	N/A	12/06/27	--	25,500,000.00	25,500,000.00	04/06/23
12	301741243	MU	Brooklyn	NY	Actual/360	4.958%	102,465.33	0.00	0.00	N/A	12/06/27	--	24,000,000.00	24,000,000.00	04/06/23
13	304101931	98	New York	NY	Actual/360	4.272%	88,288.00	0.00	0.00	N/A	12/06/27	--	24,000,000.00	24,000,000.00	04/06/23
14	301741241	OF	Irving	TX	Actual/360	4.260%	85,288.75	0.00	0.00	N/A	12/06/27	--	23,250,000.00	23,250,000.00	04/06/23
15	695100850	LO	Novi	MI	Actual/360	4.828%	87,883.71	33,705.25	0.00	N/A	12/06/27	--	21,138,878.19	21,105,172.94	04/06/23
17	301741222	RT	Toms River Township	NJ	Actual/360	4.320%	70,491.78	33,677.99	0.00	N/A	09/06/27	--	18,949,403.62	18,915,725.63	04/06/23
18	304101918	OF	Various	NV	Actual/360	4.250%	70,559.44	0.00	0.00	N/A	11/06/27	--	19,280,000.00	19,280,000.00	04/06/23
19	309470019	MF	Triadelphia	WV	Actual/360	4.500%	67,609.42	24,100.62	0.00	N/A	12/06/27	--	17,447,591.90	17,423,491.28	04/06/23
20	301741244	MF	Bridgeport	WV	Actual/360	4.500%	57,150.50	20,372.35	0.00	N/A	12/06/27	--	14,748,516.93	14,728,144.58	04/06/23
21	301741242	LO	Pooler	GA	Actual/360	4.840%	48,687.62	34,988.21	0.00	N/A	12/06/27	--	11,681,914.41	11,646,926.20	04/06/23
22	301741239	LO	Colorado Springs	CO	Actual/360	4.610%	59,545.83	0.00	0.00	N/A	12/06/27	--	15,000,000.00	15,000,000.00	04/06/23
23	309470023	RT	Wilmington	DE	Actual/360	4.590%	53,943.92	22,863.12	0.00	N/A	11/01/27	--	13,648,050.04	13,625,186.92	04/01/23
24	1750781	RT	Metairie	LA	Actual/360	3.900%	48,695.83	0.00	0.00	N/A	12/01/27	--	14,500,000.00	14,500,000.00	04/01/23
25	304101937	LO	Lynchburg	VA	Actual/360	4.630%	50,720.09	30,949.28	0.00	N/A	12/06/27	--	12,721,545.21	12,690,595.93	04/06/23
26	301741220	RT	New York	NY	Actual/360	4.530%	42,129.00	0.00	0.00	N/A	09/06/27	--	10,800,000.00	10,800,000.00	04/06/23
27	695100857	MU	Rockville	MD	Actual/360	4.615%	42,124.69	0.00	0.00	N/A	12/06/27	--	10,600,000.00	10,600,000.00	04/06/23
29	695100841	OF	Thousand Oaks	CA	Actual/360	4.500%	36,617.57	11,517.53	0.00	N/A	11/06/27	--	9,449,695.04	9,438,177.51	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	304101938	RT	Roanoke Rapids	NC	Actual/360	5.030%	37,776.99	13,395.39	0.00	N/A	12/06/27	--	8,721,681.09	8,708,285.70	04/06/23
31	309470031	SS	Various	Various	Actual/360	4.770%	35,700.58	11,356.24	0.00	N/A	12/06/27	--	8,691,559.40	8,680,203.16	04/06/23
32	1750949	RT	Turlock	CA	Actual/360	4.619%	31,557.62	13,141.28	0.00	N/A	12/01/27	--	7,934,088.14	7,920,946.86	04/01/23
33	695100840	RT	League City	TX	Actual/360	4.397%	30,589.39	11,459.64	0.00	N/A	11/06/27	--	8,078,953.36	8,067,493.72	04/06/23
34	695100863	IN	Columbus	OH	Actual/360	4.604%	29,744.85	9,490.73	0.00	N/A	09/06/27	--	7,502,695.28	7,493,204.55	04/06/23
35	1750274	LO	Ontario	CA	Actual/360	4.300%	25,357.20	12,005.59	0.00	N/A	12/01/27	--	6,848,157.02	6,836,151.43	04/01/23
36	695100842	OF	Brooklyn Park	MN	Actual/360	4.694%	27,951.86	9,882.38	0.00	N/A	11/06/27	--	6,915,259.50	6,905,377.12	04/06/23
37	1751044	LO	Clarksville	TN	Actual/360	5.305%	25,961.22	12,598.58	0.00	N/A	12/01/27	--	5,683,038.41	5,670,439.83	04/01/23
38	1751085	SS	Cape Coral	FL	Actual/360	4.620%	24,609.64	7,299.84	0.00	N/A	12/01/27	--	6,185,916.52	6,178,616.68	04/01/23
39	301741238	RT	Eversham Township	NJ	Actual/360	4.680%	22,869.94	8,176.24	0.00	N/A	10/06/27	--	5,674,923.92	5,666,747.68	04/06/23
40	304101923	MU	Brooklyn	NY	Actual/360	4.550%	21,549.31	0.00	0.00	N/A	12/06/27	--	5,500,000.00	5,500,000.00	04/06/23
41	695100838	SS	Placentia	CA	Actual/360	4.650%	21,222.08	0.00	0.00	N/A	10/06/27	--	5,300,000.00	5,300,000.00	04/06/23
42	695100853	SS	Rock Hill	SC	Actual/360	5.420%	9,483.68	2,897.48	0.00	N/A	12/06/27	--	2,031,974.27	2,029,076.79	04/06/23
Totals							3,029,183.71	406,465.94	0.00				809,713,532.25	809,307,066.31
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,877,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,721,040.45	10,983,537.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,674,077.00	15,039,488.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,306,880.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,594,757.08	6,727,804.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,283,887.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,460,627.84	12,148,091.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,455,056.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,006,332.00	1,752,833.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,578,277.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	657,296.86	707,868.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,075,523.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,693,798.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,391,134.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,901,465.64	1,656,429.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,297,946.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,551,268.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,244,962.00	1,313,021.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,580,525.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,620,810.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,346,687.85	2,521,592.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,603,367.26	720,403.97	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,352,742.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	963,847.70	941,596.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	982,846.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	942,693.70	770,526.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	708,729.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,615,861.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,295,599.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	737,167.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,544,550.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	764,507.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	718,119.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	2,810,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	406,786.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	587,055.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	205,183.00	94,137.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	136,559,526.87	55,377,328.94				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344322%	4.319441%	56
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344452%	4.319570%	57
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344612%	4.319728%	58
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344741%	4.319856%	59
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344869%	4.319983%	60
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359871%	4.335096%	60
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359999%	4.335224%	61
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.360136%	4.335362%	62
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.360263%	4.335489%	63
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.360388%	4.335615%	64
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	105,890,001.42	4.360524%	4.335751%	65
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246346%	4.221026%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		774,484,521	774,484,521	0		0
> 60 Months		34,822,545	34,822,545	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	809,307,066	809,307,066	0	0	0	0
Mar-23	809,713,532	809,713,532	0	0	0	0
Feb-23	810,217,823	810,217,823	0	0	0	0
Jan-23	810,620,694	810,620,694	0	0	0	0
Dec-22	811,021,974	811,021,974	0	0	0	0
Nov-22	820,296,812	820,296,812	0	0	0	0
Oct-22	820,607,115	820,607,115	0	0	0	0
Sep-22	820,940,753	820,940,753	0	0	0	0
Aug-22	821,248,461	821,248,461	0	0	0	0
Jul-22	821,554,929	821,554,929	0	0	0	0
Jun-22	821,884,871	821,884,871	0	0	0	0
May-22	928,104,766	928,104,766	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304101924	25,500,000.00	4.33000%	25,500,000.00 4.33000%		10	10/07/20	04/29/20	11/12/20
25	304101937	13,708,404.99	4.63000%	13,708,404.99 4.63000%		10	08/04/20	07/06/20	09/11/20
28	301741240	9,233,144.27	5.71000%	9,200,729.88 5.71000%		10	05/06/21	02/06/21	05/11/21
Totals		48,441,549.26		48,409,134.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,133.18	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	60.11	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,193.29	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,193.29

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2017-HR2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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